Finance cost - Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Expense [Abstract]
Finance cost - Net
25.
Finance cost – Net

The net finance (cost) income is comprised of the following for the years ended December 31, 2020, 2021 and 2022:

	2020		2021		2022
Interest income from cash equivalents	Ps.	313,837	Ps.	361,683	Ps.	677,542
Interest on recovered taxes		19,236		3,262		45,489
Gain on derivative financial instruments		29,100		51,656		6,765
Gain in interest hedge		9,173		-		64,942
Other		39,166		3,670		41,251
Total finance income		410,512		420,271		835,989
Interest cost from bank loans		(228,689)		(196,582)		(210,335)
Interest cost from hedges		(171,353)		(280,395)		(54,633)
Loss in market value		(72,878)		-		(4,069)
Other financing costs		(52,109)		(39,481)		(73,231)
Interest cost for debt securities		(989,221)		(1,170,082)		(2,113,650)
Total finance cost		(1,514,250)		(1,686,540)		(2,455,918)
Exchange gain		3,048,706		1,259,326		1,229,799
Exchange loss		(3,379,190)		(1,020,987)		(1,148,379)
Exchange (loss) gain - Net		(330,484)		238,339		81,420
Finance cost - Net	Ps.	(1,434,222)	Ps.	(1,027,930)	Ps.	(1,538,509)